Shareholder Report, Holdings (Details)	Aug. 31, 2025
Stringer Tactical Adaptive Risk Fund (Class A) | Vanguard Russell 1000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Stringer Tactical Adaptive Risk Fund (Class A) | Vanguard International Dividend Appreciation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
Stringer Tactical Adaptive Risk Fund (Class A) | SPDR Bridgewater All Weather ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
Stringer Tactical Adaptive Risk Fund (Class A) | iShares MSCI USA Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
Stringer Tactical Adaptive Risk Fund (Class A) | SPDR S&P 1500 Value Tilt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
Stringer Tactical Adaptive Risk Fund (Class A) | Goldman Sachs ActiveBeta International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
Stringer Tactical Adaptive Risk Fund (Class A) | NYLI Merger Arbitrage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
Stringer Tactical Adaptive Risk Fund (Class A) | SPDR Portfolio Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
Stringer Tactical Adaptive Risk Fund (Class A) | PIMCO Multisector Bond Active ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.17%
Stringer Tactical Adaptive Risk Fund (Class A) | iShares MSCI International Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Stringer Tactical Adaptive Risk Fund (Class A) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	80.29%
Stringer Tactical Adaptive Risk Fund (Class A) | Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.39%
Stringer Tactical Adaptive Risk Fund (Class A) | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.32%
Stringer Tactical Adaptive Risk Fund (Class C) | Vanguard Russell 1000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Stringer Tactical Adaptive Risk Fund (Class C) | Vanguard International Dividend Appreciation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
Stringer Tactical Adaptive Risk Fund (Class C) | SPDR Bridgewater All Weather ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
Stringer Tactical Adaptive Risk Fund (Class C) | iShares MSCI USA Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
Stringer Tactical Adaptive Risk Fund (Class C) | SPDR S&P 1500 Value Tilt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
Stringer Tactical Adaptive Risk Fund (Class C) | Goldman Sachs ActiveBeta International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
Stringer Tactical Adaptive Risk Fund (Class C) | NYLI Merger Arbitrage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
Stringer Tactical Adaptive Risk Fund (Class C) | SPDR Portfolio Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
Stringer Tactical Adaptive Risk Fund (Class C) | PIMCO Multisector Bond Active ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.17%
Stringer Tactical Adaptive Risk Fund (Class C) | iShares MSCI International Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Stringer Tactical Adaptive Risk Fund (Class C) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	80.29%
Stringer Tactical Adaptive Risk Fund (Class C) | Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.39%
Stringer Tactical Adaptive Risk Fund (Class C) | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.32%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Vanguard Russell 1000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Vanguard International Dividend Appreciation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | SPDR Bridgewater All Weather ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | iShares MSCI USA Momentum Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | SPDR S&P 1500 Value Tilt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Goldman Sachs ActiveBeta International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | NYLI Merger Arbitrage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | SPDR Portfolio Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | PIMCO Multisector Bond Active ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.17%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | iShares MSCI International Quality Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	80.29%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Debt Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.39%
Stringer Tactical Adaptive Risk Fund (Institutional Class) | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.32%